Digital Assets	12 Months Ended
Dec. 31, 2024
Digital Assets [Abstract]
DIGITAL ASSETS

6. DIGITAL ASSETS

Digital asset holdings were comprised of the following:

	December 31,	December 31,
	2024	2023
ETH	$-	$7,123,300
USDT	-	573,400
	$-	$7,696,700

As of December 31, 2024, the Company did not hold ETH. For the year ended December 31, 2024, the Company did not recognize changes in fair value of ETH or investment income from sales of ETH. For the year December 31, 2024, the Company recognized an increase in fair value of ETH of $2,238,700 and an investment income of $24,600 from sales of ETH.

As of December 31, 2023, the Company held 3,122.48 ETH, with fair value price of $2,281.32 per unit. For the year ended December 31, 2023, the Company recognized an increase in fair value of ETH of $1,721,900.

As of December 31, 2022, the Company held 334.13 ETH, with fair value price of $1,196.77 per unit. As of January 1, 2023, the Company recorded a cumulative-effect adjustment of $30,600 to accumulated effective. For the year ended December 31, 2022, the Company recognized impairment loss of $70,600 on ETH.

As of December 31, 2024 and 2023, the Company held nil and 573,400 USDT, respectively. The fair value of USDT were kept at $1.00 because one USDT is pegged to one U.S. dollar.

Additional information about digital assets

The following table presents additional information about ETH for the years ended December 31, 2024, 2023 and 2022:

	For the Years Ended December 31,
	2024	2023	2022
Opening balance	$7,123,300	$369,200	$-
Cumulative-effect adjustment of opening balance due to adoption of fair value measurement	-	30,600	-
Addition of ETH staking reward and other services	14,300	41,000	1,800
Purchases of ETH in cash	-	-	46,300
Purchases of ETH from exchange of USDT	2,000,400	2,119,500	350,200
Purchases of ETH from exchange of USDC	-	2,894,400	-
Exchange of ETH into USDT	(9,009,500)	-	-
Exchange of ETH into USDC	(2,391,700)	-	-
Borrowings of ETH from a third party	-	-	41,600
Return of ETH to a third party	-	(48,500)	-
Payment of ETH for other expenses	(100)	(4,800)	(100)
Investment income from sales of ETH	24,600	-	-
Changes in fair value of ETH	2,238,700	1,721,900	-
Impairment of ETH	-	-	(70,600)
Ending balance	$-	$7,123,300	$369,200

The following table presents additional information about USDT for the years ended December 31, 2024, 2023 and 2022:

	For the Years Ended December 31,
	2024	2023	2022
Opening balance	$573,400	$90,100	$-
Purchases of USDT in cash		3,146,600	-
Purchases of USDT from exchange of digital assets	9,528,000	-	-
Purchases of USDT from exchange of USDC	1,740,400	-	-
Collection of USDT from subscription advance from investors	2,675,000	175,000	700,000
Collection of USDT from exchange of BNB	-	-	10,200
Exchange of USDT into ETH	(2,000,400)	(2,119,500)	(350,200)
Exchange of USDT into USDC	(12,307,100)	(595,900)	(149,000)
Payment of service fees	(209,300)	(122,900)	(120,900)
	$-	$573,400	$90,100